Ordinary Shares	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Ordinary Shares
10.	ORDINARY SHARES

On November 23, 2011, the Company was authorized to issue a maximum 500,000,000 shares of a single class and issued 147,000,000 ordinary shares with a par value of $0.0001.

On April 12, 2012, the authorized 500,000,000 shares were divided into 446,545,450 ordinary shares and 53,454,550 preferred shares in connection with the issuance of Series A-1 and A-2 convertible redeemable participating preferred shares.

In April 2012, the Company’s four founding shareholders entered into an arrangement with the investor in conjunction with the issuance of Series A convertible redeemable participating preferred shares, whereby all of their 147,000,000 ordinary shares (“Founders’ shares”) became subject to service and transfer restrictions. Such Founders’ shares are subject to repurchase by the Company upon early termination of four years of employment of four founders from April 2012. Notwithstanding the foregoing, the Founders shall exercise all rights and privileges of a holder of ordinary shares of the Company with respect to the Founders’ shares. The Founders shall be deemed to be the holder for purposes of receiving any dividends that may be paid with respect to the Founders’ shares and for the purpose of exercising any voting rights relating to the Founders’ shares, even if some or all of Founders’ shares have not yet vested and been released from the repurchase rights. Please refer to Note 12 for disclosure of nonvested restricted shares.

On June 11, 2012, the Company decreased its authorized ordinary shares from 446,545,450 shares to 426,747,470 shares in connection with the issuance of Series A-3 convertible redeemable participating preferred shares.

On July 13, 2012, the Company decreased its authorized ordinary shares from 426,747,470 shares to 366,789,830 shares in connection with the issuance of Series B convertible redeemable participating preferred shares.

On September 12, 2012, a 10-for-1 stock split for all ordinary shares, Series A-1, A-2 and A-3 and Series B convertible redeemable participating preferred shares was approved by the shareholders. While the stock split increased the number of shares for each stockholder, the percentage of their ownership in the Company was not affected. This share split has been retrospectively reflected for all periods presented. In addition, the Company increased its authorized ordinary shares from 366,789,830 to 371,684,330 in connection with the preferred share transfer between investors.

On October 8, 2013, the Company was authorized to issue a maximum 1,000,000,000 shares, which was divided into 835,675,688 ordinary shares and 164,324,312 preferred shares in connection with the issuance of Series C convertible redeemable participating preferred shares.

On April 22, 2014, the Company was authorized to issue a maximum 1,000,000,000 shares, which was divided into 799,281,189 ordinary shares and 200,718,811 preferred shares in connection with the issuance of Series D convertible redeemable participating preferred shares.

On April 22, 2014, certain ordinary shareholders who are also the senior management of the Company donated an aggregate of 15,651,589 ordinary shares to the Company with no consideration. On the same date, the Group declared a special dividend to these shareholders at an aggregated amount of $64,494, among which $58,044 was paid in May 2014. The remaining $5,775 and $675 were recorded as amount due to related parties-current and accrued expenses and other current liabilities respectively, as of December 31, 2016. Please refer to Note 15 for disclosure of related party balances and transactions. The Company treated the whole transaction as a repurchase of ordinary shares of which the repurchase price is considerably lower than the fair value of ordinary share. All such shares were recorded as treasury stock.

On November 28, 2014, the Company was authorized to issue a maximum 1,000,000,000 ordinary shares, which was divided into 800,000,000 Class A Ordinary Shares, 100,000,000 Class B Ordinary Shares and 100,000,000 shares of such class designated as the Board may determine.

On December 16, 2014, the Company completed its IPO and a concurrent private placement upon which the Company’s ordinary shares were divided into Class A ordinary shares and Class B ordinary shares. The Company newly issued 45,688,888 Class A ordinary shares, consisting of (i) 36,800,000 Class A ordinary shares offered through IPO, and (ii) 8,888,888 Class A ordinary shares issued in connection with the concurrent private placement. All of the Company’s Series A, Series B, Series C and Series D preferred shares were automatically converted into 200,718,811 Class A ordinary shares.

In 2015 and 2016, 5,995,293 and 5,197,032 ordinary shares were issued in connection with the exercise of options and vesting of restricted share units previously granted to employees, executives and consultants under the Company’s share incentive plans (see Note 12), respectively.

As of December 31, 2016, there were 292,062,065 Class A ordinary shares and 96,886,370 Class B ordinary shares issued and outstanding, par value $0.0001 per share.